December 26, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Ms. Jamie Walters

Met Investors Series Trust

(ClearBridge Aggressive Growth Portfolio (SEC File No. 333-192569))

Form N-14 Registration Statement

Dear Ms. Walters:

On behalf of the Met Investors Series Trust (the “Registrant”), this letter responds to the oral comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “SEC”) to the Registrant on December 23, 2013 with respect to the N-14 filing referenced above (the “Registration Statement”), submitted to the SEC on November 26, 2013. Unless otherwise noted, defined terms have the same meanings as used by the Registrant in the Registration Statement. The Staff’s comments are set forth below and are followed by the Registrant’s responses thereto.

In addition, pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically are the final Prospectus/Proxy Statement and final Statement of Additional Information for the above-referenced Registration Statement.

1.	Comment: We refer to the “Summary” section of the Registration Statement under the caption “Why is the Reorganization being proposed?,” and the statement that as a result of the aggregation of the Portfolios’ assets after the Reorganization, the subadvisory fees will be lower and the Adviser will proportionately reduce its advisory fees. Please clarify how the Adviser will be proportionately reducing its fees under this arrangement.

Response: The Registrant has revised the disclosure to clarify that the Adviser will reduce its advisory fees to pass the benefit of reduced subadvisory fees to the shareholders

EDGAR Operations Branch

December 26, 2013

2.	Comment: We refer to the “Summary” section of the Registration Statement under the caption “How will the Reorganization affect me?” as well as the section following the table in the section “How do the Portfolios’ investment objectives and principal investment strategies compare?,” and the statement that the transaction costs of the sale of securities held by the Acquired Portfolio to comply with the investment policies or limitations of the Acquiring Portfolio will ultimately be borne by the Acquired Portfolio’s shareholders. Please disclose whether the cost of any such sales of securities will result in any change in the value of the Contracts after the Reorganization for Contract Owners.

Response: The Registrant has revised the disclosure to indicate that the cost of the sale of any securities will not have any effect on the value of the Contracts for Contract Owners after the Reorganization.

3.	Comment: In the “Summary” section of the Registration Statement under the caption “Who will be the adviser and subadviser of my Portfolio after the Reorganization?,” please explain whether the adviser and subadviser will be different for the Acquired Portfolio and the Acquiring Portfolio.

Response: The Registrant has revised the disclosure to indicate that the adviser and subadviser are the same for the Acquired Portfolio and the Acquiring Portfolio.

4.	Comment: Please provide the correct performance information for the Portfolios in the bar graphs under “How do the Portfolios’ performance records compare?”

Response: The Registrant has revised the disclosure in response to the Staff’s comment.

5.	Comment: We refer to the disclosure in the third to last paragraph in the section “Information About the Reorganization” under the caption “Agreement and Plan of Reorganization.” Please confirm which opinions of counsel are referenced in the first sentence.

Response: The Registrant has revised the disclosure to confirm that the opinions referenced include the tax opinion and the legality of shares opinion.

6.	Comment: With respect to the disclosure in the section “Information About the Reorganization” under the caption “Distribution of Shares” regarding 12b-1 plan fees, please make clear whether the 12b-1 plan fees referenced therein apply to both the MIST Portfolio and the MSF Portfolio.

Response: The Registrant has revised the disclosure to clarify that the 12b-1 fees applied to both the Acquired Portfolio and the Acquiring Portfolio.

7.	Comment: In the second paragraph of the section titled “Information About the Reorganization” under the caption “Purchase and Redemption Procedures,” please clarify which orders are effected at the net asset value per share determined on that same date and which orders are effected at the net asset value per share determined on the next business day the New York Stock Exchange is open.

Response: The Registrant has revised the disclosure to state that orders are effected at the next net asset value per share calculated for the Portfolio after the order is placed.

EDGAR Operations Branch

December 26, 2013

8.	Comment: At the beginning of the section titled “Comparative Information on Shareholders’ Rights,” please indicate whether there are any differences between the rights of the of the shareholders of the Acquired Portfolio and the Acquiring Portfolio.

Response: The Registrant has added the disclosure as requested by the Staff’s comment.

9.	Comment: In the eighth paragraph of the section titled “Voting Information Concerning the Meeting,” please disclose the practical impact of abstentions on the approval of the Plan of Reorganization (i.e., that abstentions count as a vote against the Plan).

Response: The Registrant has revised the disclosure as requested by the Staff’s comment.

10.	Comment: In the ninth paragraph of the section titled “Voting Information Concerning the Meeting,” pursuant to Item 4(a)(3)(ii) of Schedule 14A and Item 7 of Form N-14, please disclose the expected costs of the proxy solicitation services to be provided by Computershares Fund Services.

Response: The Registrant has added the requested disclosure in response to the Staff’s comment.

11.	Comment: Please provide the required Tandy representations and responses to the Staff’s comments.

Response: The Tandy representations and responses to the Staff’s comments are included this letter.

* * *

The Registrant acknowledges that:

1.	it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced Registration Statement;

2.	staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filings; and

3.	the Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

* * *

If you have any questions, please feel free to call me at (202) 775-1213.

EDGAR Operations Branch

December 26, 2013

Very truly yours,

/s/ John L. Chilton

John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.